Consolidated balance sheet - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Capitalized development expenses	kr 4,678	kr 3,705
Goodwill	52,944	84,570
Customer relationships, IPRs and other intangible assets	22,667	26,340
Property, plant and equipment	12,195	14,236
Right-of-use assets	6,320	7,870
Financial assets
Equity in joint ventures and associated companies	1,150	1,127
Other investments in shares and participations	2,091	2,074
Customer ﬁnance, non-current	1,347	415
Interest-bearing securities, non-current	9,931	9,164
Other ﬁnancial assets, non-current	6,350	6,839
Deferred tax assets	22,375	19,394
Non-current assets	142,048	175,734
Current assets
Inventories	36,073	45,846
Contract assets	7,999	9,843
Trade receivables	42,215	48,413
Customer ﬁnance, current	5,570	4,955
Current tax assets	6,395	7,973
Other current receivables	11,962	9,688
Interest-bearing securities, current	9,584	8,736
Cash and cash equivalents	35,190	38,349
Current assets	154,988	173,803
Total assets	297,036	349,537
Equity
Capital stock	16,722	16,672
Additional paid in capital	24,731	24,731
Other reserves	6,759	8,201
Retained earnings	50,461	85,210
Equity attributable to owners of the Parent Company	98,673	134,814
Non-controlling interests	(1,265)	(1,510)
Equity	97,408	133,304
Non-current liabilities
Post-employment beneﬁts	26,229	27,361
Provisions, non-current	4,927	3,959
Deferred tax liabilities	3,880	4,784
Borrowings, non-current	29,218	26,946
Lease liabilities, non-current	5,220	6,818
Other non-current liabilities	755	745
Non-current liabilities	70,229	70,613
Current liabilities
Provisions, current	6,779	7,629
Borrowings, current	17,655	5,984
Lease liabilities, current	2,235	2,486
Contract liabilities	34,416	42,251
Trade payables	27,768	38,437
Current tax liabilities	3,561	2,640
Other current liabilities	36,985	46,193
Current liabilities	129,399	145,620
Total equity and liabilities	kr 297,036	kr 349,537